Derivative Instruments and Hedging Activities Derivative Assets and Liabilties, Offsetting (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amount recognized, derivative assets	$ 95	$ 233
Gross amount eligible for offsetting, derivative assets	(21)	(8)
Net amount, derivative assets	74	225
Gross amount, derivative liabilities	2,980	1,727
Gross amount eligible for offsetting, derivative liabilities	(21)	(8)
Net Amount, derivative liabilities	$ 2,959	$ 1,719